OPERATING LEASES AS LESSOR (Tables)	6 Months Ended
Dec. 31, 2021
OPERATING LEASES AS LESSOR
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of December 31, 2021 are as follows:

As of December 31, 2021
(Unaudited)

January 1, 2022 – December 31, 2022	$3,598
January 1, 2023 – December 31, 2023	3,706
January 1, 2024 – December 31, 2024	2,248
January 1, 2025 – December 31, 2025	1,998
January 1, 2026 – December 31, 2026	2,058
Thereafter	14,119

Total	$27,727